Note 8 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
8.	Commitments and Contingencies:

Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company's customers may
disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

On
August 1, 2017,
the Company received a subpoena from the U.S. Securities and Exchange Commission (“SEC”) requesting certain documents and information in connection with offerings made by the Company between
February 2017
and
August 2017.
The Company provided the requested information to the SEC in response to that subpoena. On
September 26, 2018
and on
October 5, 2018
the Company received
two
additional subpoenas from the SEC requesting certain documents and information in connection with the previous subpoena the Company received on
August 1, 2017.
The Company provided the requested information to the SEC in response to these subpoenas. The SEC investigation is ongoing and the Company continues to cooperate with the SEC in its investigation. The Company is unable to predict what action, if any, might be taken by the SEC or its staff as a result of this investigation or what impact, if any, the cost of responding to the SEC's investigation or its ultimate outcome might have on the Company's financial position, results of operations or liquidity. Hence the Company has not
established any provision for losses relating to this matter.

On
August 23, 2017,
a purported securities class action complaint was filed in the United States District Court for the Eastern District of New York (
No.
2:17
-cv-
04987
(JFB)(SIL)) by Christopher Brady on behalf of himself and all others similarly situated against (among other defendants) the Company and two
of its executive officers. The complaint is brought on behalf of an alleged class of those who purchased common stock of the Company between
January 17, 2017
and
August 22, 2017,
and alleges that the Company and
two
of its executive officers violated Sections
9,
10
(b) and/or
20
(a) of the Securities Exchange Act of
1934
and Rule
10b
-
5
promulgated thereunder. On
August 24, 2017,
a
second
purported securities class action complaint was filed in the same court against the same defendants (
No.
2:17
-cv-
05016
(JFB)(SIL)) which makes similar allegations and purports to allege violations of Sections
10
(b) and
20
(a) of the Exchange Act and Rule
10b
-
5
promulgated thereunder. By order dated
July 20, 2018,
the court consolidated the
two
actions under docket
no.
2:17
-cv-
04987
and appointed lead plaintiffs for the consolidated action. On
September 18, 2018,
the plaintiffs filed a consolidated amended complaint. The amended complaint purports to be brought on behalf of shareholders who purchased the common stock of the Company between
November 23, 2016
and
April 3, 2018,
makes allegations similar to those made in the original complaints, seeks similar relief as the original actions, and alleges that some or all the defendants violated sections
9,
10
(b),
20
(a), and/or
20A
of the Securities Exchange Act of
1934
and Rule
10b
-
5
promulgated thereunder. All defendants filed motions to dismiss the amended complaint on
March 25, 2019.
Plaintiffs filed a consolidated opposition to defendants' motions to dismiss on
May 24, 2019.
Defendants filed replies in further support of the motions to dismiss on
June 28, 2019.
In a Memorandum Decision and Order dated
August 3, 2019,
the Court granted defendants' motions to dismiss under Rule
12
(b)(
6
) and denied Plaintiffs' request for leave to amend. On
August 7, 2019,
the Court entered judgment dismissing the case. Plaintiffs filed a notice of appeal on
August 26, 2019.
Plaintiffs/appellants filed their opening brief on the appeal on
October 25, 2019.
Defendants/appellees filed their response briefs on
November 26
and
November 27, 2019,
and plaintiffs/appellants filed their reply brief on
December 11, 2019.
The Second Circuit Court of Appeals (the “Court of Appeals”) held oral argument on
March 10, 2020
and took the matter under advisement. On
April 2, 2020,
the Court of Appeals issued a summary order affirming the District Court's decision dismissing Plaintiffs' claims and denying leave to amend. The Court of Appeals was scheduled to issue a mandate making the decision effective on
April 23, 2020
if Plaintiffs didn't file a motion for reargument. Due to COVID-
19,
this deadline was extended to
May 7, 2020.
The Plaintiffs did
not
file a motion for reargument and the Second Circuit issued its mandate on
May 14, 2020
upholding the decision of the United States District Court for the Eastern District of New York. The Supreme Court has extended the deadline for parties to file cert petitions asking the Court to hear an appeal to
150
days from the date of the lower court judgment. As a result, the deadline for Plaintiffs to file a cert petition with the Supreme Court is now
August 30, 2020.
The Company and its management believe that the allegations in the complaints are without merit and plan to vigorously defend themselves against the allegations.

Other than the cases mentioned above, the Company is
not
a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

Capital Expenditures under the Company's Newbuilding program:

From
April
to
June 2020
the Company entered into a series of transactions with a number of entities affiliated with Mr. Evangelos J. Pistiolis that led to the purchase of a number of vessels and newbuilding contracts (please see Note
1
and
13
). As a result of these transactions, the Company has remaining contractual commitments for the acquisition of its fleet that are non-recourse to the Company as they are guaranteed by Central Mare Inc, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, totaling
$209,777,
including
$31,937,
$33,818,
$33,818,
$55,102
and
$55,102
pursuant to newbuilding agreements for Eco Van Nuys (Hull
No
2789
), Eco Santa Monica (Hull
No
2790
), Eco Venice Beach (Hull
No
2791
), Eco West Coast (Hull
No
865
) and Eco Malibu (Hull
No
866
) respectively. Of these contractual commitments,
$39,033
is payable in
2020
and
$170,744
in
2021.

Environmental Liabilities:

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not
aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements.